May 4, 2016

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:                           Separate Account I of Integrity Life Insurance Company

Registration Nos. 333-175480 and 811-04844

Prospectus and Statement of Additional Information for:

Pinnacle (on or before April 30, 1998)

Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon)

Pinnacle IV (July 16, 2001 to April 30, 2007)

Pinnacle V (May 1, 2007 to December 31, 2011)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 6 to its Registration Statement number 333-175480 on Form N-4, which was filed electronically on April 28, 2016.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone

Senior Counsel — Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, OH 45202

Phone: 513-629-1854